Quarterly Financial Information (unaudited)	12 Months Ended
Feb. 01, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (unaudited)

Note 13: Quarterly Financial Information (unaudited)

	FISCAL YEAR ENDED FEBRUARY 1, 2015
	FIRST QUARTER 5/4/2014	SECOND QUARTER 8/3/2014	THIRD QUARTER 11/2/2014	FOURTH QUARTER 2/1/2015
Total revenues	$194,823	$181,385	$163,474	$207,069
Income (loss) before provision (benefit) for income taxes	16,219	(20,923)	(6,814)	23,012
Net income (loss)	11,461	(13,878)	(4,607)	14,660
Net income (loss) per share of common stock:
Basic	$0.35	$(0.42)	$(0.13)	$0.37
Diluted	$0.34	$(0.42)	$(0.13)	$0.34
Weighted average number of shares outstanding:
Basic	33,204,272	33,204,272	34,881,763	39,969,230
Diluted	34,136,340	33,204,272	34,881,763	43,341,818
Stores open at end of period	68	69	70	73

	FISCAL YEAR ENDED FEBRUARY 2, 2014
	FIRST QUARTER 5/5/2013	SECOND QUARTER 8/4/2013	THIRD QUARTER 11/3/2013	FOURTH QUARTER 2/2/2014
Total revenues	$168,155	$153,723	$142,330	$171,371
Income (loss) before provision (benefit) for income taxes	10,554	(794)	(12,910)	6,380
Net income (loss)	7,550	(98)	(10,160)	4,877
Net income (loss) per share of common stock:
Basic	$0.23	$—	$(0.31)	$0.15
Diluted	$0.22	$—	$(0.31)	$0.14
Weighted average number of shares outstanding:
Basic	33,186,273	33,186,273	33,186,273	33,191,811
Diluted	33,916,570	33,186,273	33,186,273	34,034,149
Stores open at end of period	61	62	64	66

During 2014, we opened eight locations: Westchester (Los Angeles), California and Vernon Hills (Chicago), Illinois in the first quarter, Panama City Beach, Florida in the second quarter, Los Angeles, California and Manchester (Hartford), Connecticut in the third quarter, and Albuquerque, New Mexico, Clackamas (Portland), Oregon, and Greenville, South Carolina in the fourth quarter. During 2013, we opened five locations: Virginia Beach, Virginia, in the second quarter, Syracuse, New York and Albany, New York, in the third quarter, Cary (Raleigh), North Carolina and Livonia (Detroit), Michigan in the fourth quarter Additionally, during the third quarter of fiscal 2014, we permanently closed our Bethesda location. Pre-opening costs incurred in fiscal 2014 were $2,444, $1,848, $3,650 and $1,559 in the first, second, third and fourth quarters, respectively. Pre-opening costs incurred in fiscal 2013 were $872, $1,970, $2,333 and $1,865 in the first, second, third and fourth quarters, respectively. We recognized a loss on debt retirement of $25,986 in the second quarter of fiscal 2014 due to the refinancing of our prior outstanding debt and $1,592 in the third quarter of fiscal 2014 due primarily to the early prepayment of a portion of our new term loan facility.